INCOME TAX - Deferred income tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net operating loss carry forwards	¥ 1,055,305	¥ 304,553
Advertising expense	135,850	33,679
Less: Valuation allowance	1,191,155	¥ 338,232	¥ 45,804	¥ 6,714
Deferred tax liabilities
Intangible assets	(7,042)
Total deferred income tax liability	(7,042)
Operating loss carryforwards	¥ 4,221,220